Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 827,094		$ 824,658
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	824,658
Dividends paid	0		317,903
Noncontrolling interest increase from sale of parent equity interest	(5,451)		325,036
Minority interest decrease from distributions to noncontrolling interest holders	(14,234)		(71,054)
Changes in fair value of noncontrolling interests	(11,631)		(89,767)
Net Income	264,431	247,350
Other comprehensive income loss net of tax	(117,176)	(39,293)
Noncontrolling interests subject to put provisions ending balance	827,094		824,658
Put provisions exercisable	130,927
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance	648,251
Dividends paid	(44,526)		(142,696)
Noncontrolling interest increase from sale of parent equity interest	7,015		83,252
Minority interest decrease from distributions to noncontrolling interest holders	2,475		16,064
Changes in fair value of noncontrolling interests	11,631		89,767
Net Income	29,320		133,593
Other comprehensive income loss net of tax	(3,479)		(3,573)
Noncontrolling interests subject to put provisions ending balance			$ 648,251